Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables
Trade receivables	$ 3,572	$ 5,875
Other receivables	3,560	3,611
Trade and other receivables	$ 7,132	$ 9,486